Investment in associate - Statements of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Revenue	$ 3,723,475	$ 4,311,188
Operating income	263,573	610,613
Income tax expense	(1,489)	(119,859)
Net income	284,122	462,288
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Net income	99,466	76,938
Dividends received from associate	$ 112,318	$ 97,174
Percentage of ownership interest in associates	63.10%	63.10%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Revenue	$ 466,312	$ 532,456
Cost of sales and depreciation and amortization	(289,705)	(332,999)
Gas contract settlement	75,000	0
Operating income	251,607	199,457
Finance costs, finance income and other	(10,316)	(9,433)
Income tax expense	(83,659)	(68,093)
Net income	$ 157,632	$ 121,931
Ownership rate	100.00%